Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories are summarized as follows:

	December 31,	December 31,
	2024	2023
Raw material	$3,283,377	$6,248,888
Work-in-progress	2,380,635	4,061,146
Finished goods finished goods on consignment*	45,604,063	51,241,234
Inventories	$51,268,075	$61,551,268